Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 3,107	$ 2,055
Cash at bank	745,614	617,520
Total	$ 748,721	$ 619,575